Fair Value Measurements (Assets and Liabilities Measured on a Recurring and Nonrecurring Basis) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ 1,384.4	$ 1,012.9
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	8.2	8.0	$ 7.8
Debt Instrument, Fair Value Disclosure	1,296.0	911.4	926.7
Money Market Funds [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	0.7	0.4	0.6
Mutual Fund | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	7.5	7.6	7.2
Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt		1,012.9
Debt [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	1,384.4	1,012.9	1,012.5
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	8.2	8.0	7.8
Debt Instrument, Fair Value Disclosure	0.0	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	0.7	0.4	0.6
Fair Value, Inputs, Level 1 [Member] | Mutual Fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	7.5	7.6	7.2
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0.0	0.0	0.0
Debt Instrument, Fair Value Disclosure	1,279.5	894.8	909.9
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0.0	0.0	0.0
Debt Instrument, Fair Value Disclosure	16.5	16.6	16.8
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	0.0	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Master Trust Assets, Fair Value	$ 0.0	$ 0.0	$ 0.0